Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - Zeecol Limited [Member] - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016
Current year depreciation		$ 1,955	$ 1,161	$ 1,823
Property, Plant and Equipment [Member]
Balance		3,039
Additions				4,862
Accumulated depreciation and Impairment				(1,823)
Carrying value				3,039
Current year depreciation				(1,823)
Equipment [Member]
Balance		$ 3,039
Additions				4,862
Accumulated depreciation and Impairment				(1,823)
Carrying value				3,039
Current year depreciation				$ (1,823)